Derivatives - Additional Information (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Derivatives [Abstract]
Derivative Held As Collateral Deposite	₩ 1,614,291
Derivative Held As Collateral Security	₩ 1,550,509